SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred income tax benefit
Total income tax benefit	$ (1,185,934)	$ (1,077,086)	$ (491,600)
CHINA
Current income tax expense (benefit)
PRC	(462,277)	(436,610)	105,641
Deferred income tax benefit
PRC	(723,657)	(640,476)	(475,287)
Non- People's Republic of China (Non-PRC) [Member]
Deferred income tax benefit
Non-PRC			$ (121,954)